Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 1,598	$ 1,472	$ 1,638
Interest loss	(18,385)	(18,109)	(8,618)
Financial accretion	(3,169)	(3,159)	(1,987)
Net exchange differences	8,950	11,611	20,214
Fair value gains on financial assets at fair value through profit or loss	2,208	1,826	446
Gains on derivative financial instruments		213	464
Net financial results	(8,798)	(6,146)	12,157
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,598	1,472	1,638
Interest loss	(18,385)	(18,109)	(8,618)
Financial accretion	(3,169)	(3,159)	(1,987)
Net exchange differences	8,950	11,611	20,214
Net financial results	(11,006)	(8,185)	11,247
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains on financial assets at fair value through profit or loss	2,208	1,826	446
Gains on derivative financial instruments		213	464
Net financial results	$ 2,208	$ 2,039	$ 910